SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property and Equipment

Estimated useful lives are as follows:

Estimated Useful Life
Office equipment	5 years

The following table sets forth the Company’s property and equipment, net as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
(in thousands)	2026	2025
Office equipment	$117	$117
Property and equipment	117	117
Less: Accumulated depreciation	(33)	(27)
Property and equipment, net	$84	$90

Estimated useful lives are as follows:

Estimated Useful Life
Office equipment	5 years

The following table sets forth the Company’s property and equipment, net as of December 31, 2025 and 2024:

	December 31,
(in thousands)	2025	2024
Office equipment	$117	$117
Property and equipment	117	117
Less: Accumulated depreciation	(27)	(4)
Property and equipment, net	$90	$113

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following stock options, restricted stock units (“RSUs”) and warrants were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented (data presented as number of shares):

	March 31,
(in numbers of shares)	2026	2025
Outstanding stock options and RSUs	3,318,189	3,763,069
Warrants	27,509	27,509

The following stock options, restricted stock units (“RSUs”) and warrants were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
(in numbers of shares)	2025	2024
Outstanding stock options and RSUs	3,401,478	2,335,019
Warrants	27,509	27,509